Label	Element	Value
Angel Oak Financials Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak Financials Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Angel Oak Financials Income Fund (the “Fund”) seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund. More information about these and other discounts or waivers is available from your financial professional and in the section “Sales Charges—Class A Shares” and “Sales Charges—Class T Shares” on pages 45–48 of the Prospectus, and in Appendix A—Waivers and Discounts Available from Intermediaries.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. For the fiscal year ended January 31, 2018, the portfolio turnover rate for the Fund was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Limit for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to generate current income across various market environments with a secondary focus on generating positive total return. In pursuit of the Fund’s investment objective, the Adviser intends to invest primarily in debt issued by financial institutions, including subordinated debt (“sub-debt”), senior debt, preferred securities, high yield securities and trust-preferred securities (“TruPS”).

The Fund will, under normal circumstances, invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in the securities of financial institutions (measured at the time of purchase). For purposes of the Fund’s 80% investment policy, the Fund may invest in debt securities, including sub-debt, unrated debt, senior debt, preferred securities, high yield securities and TruPS; equity securities, including common equity, preferred equity, convertible securities and warrants; structured products and securitizations, including equity and junior debt tranches of such instruments; or derivative instruments that invest substantially all of their assets in securities issued by or are linked to, or otherwise provide investment exposure to, businesses in the financial institutions sector. Such derivative instruments will be valued on a mark-to-market basis.

The Adviser may allocate the Fund’s assets across several different financial institutions investments and issuers or may select a single or limited number of securities, strategies or investments, including cash and short-term investments. The fixed-income instruments in which the Fund principally invests include corporate debt obligations (domestic and non-U.S.), including U.S community bank sub-debt and debt securities of other U.S. and foreign financial services companies. These companies may include, but are not limited to, banks, thrifts, finance companies, brokerage and advisory firms, insurance companies, business developments companies (BDCs), real estate investment trusts (“REITs”) and financial holding companies.  Together with community banks, these types of companies are referred to as financial institutions.

The Fund may also invest in other fixed-income instruments including asset-backed securities and residential and commercial mortgage-backed securities; structured or non-structured debt instruments (such as collateralized debt and loan obligations); high-yield securities (also known as “junk bonds”); U.S. Government securities; and floating or variable rate obligation.

The Fund’s portfolio of fixed-income instruments will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser may sell investments if it determines that an investment is no longer earning a return commensurate with its risk or that a different security will better help the Fund achieve its investment objective.

The Fund may invest, without limitation, in fixed-income instruments of any quality and maturity. The Adviser will allocate the Fund’s investments based on its analysis of market conditions and investment opportunities in light of domestic and foreign fiscal, economic and political environments. The Fund’s portfolio managers will manage the Fund’s duration based on the Adviser’s expectations of future interest rates and market conditions. The Adviser is not limited to constructing a portfolio with a certain target duration and may cause the Fund’s duration to be negative. Duration is a measure of a fixed income security’s price sensitivity to interest rate changes. In other words, the longer a fund’s duration, the more sensitive its market value will be to changes in interest rates. A fund with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates fall.

With respect to a limited portion of the Fund’s portfolio, the Fund may purchase and/or short sell equity securities of small-cap, publicly-traded community banks.  Parks Capital Management, LLC, the Fund’s subadviser (the “Subadviser”) is responsible for managing this portion of the Fund’s portfolio, and the Subadviser employs a value-oriented, research-driven approach that seeks to identify community banks with discounted valuation.

The Fund may invest up to 15% of its net assets in securities that are deemed to be illiquid, which may include private placements, certain Rule 144A securities, and securities of issuers that are bankrupt or in default. Among its fixed-income investments, the Fund may invest in preferred securities, and in the securities of other investment companies (including those that are part of the same group of investment companies as the Fund) that invest primarily in fixed-income securities.

In pursuing its investment objectives or for hedging purposes, the Fund may utilize (i) short selling, (ii) borrowing and (iii) various types of over-the-counter and exchange-traded derivative instruments, including structured products, swaps, futures contracts and options. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and reverse repurchase agreements. The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund. An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital.

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Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund.

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Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”) Risks. CLOs and other CDOs are subject to the typical risks associated with fixed-income securities and asset-backed securities. Additionally, the risks of an investment in a CLO or other CDO depend largely on the type of the collateral securities and the class of the CLO or other CDO in which the Fund invests. Such collateral may be insufficient to meet payment obligations and the class of the CLO or other CDO may be subordinate to other classes. CLOs and other CDOs are typically privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in certain CLOs and other CDOs may be characterized by the Fund as illiquid securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the CDO’s manager may perform poorly.

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Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.

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Concentration in the Group of Industries Related to Banks and Diversified Financials Risk. Issuers in the group of industries relating to banking and diversified financials (“banking”) are particularly susceptible to interest rate risk, credit risk market risk, competition and general changes in economic conditions. Such issuers may also be affected by legislative or regulatory changes. In addition, financial market volatility and borrowers’ financial difficulties may significantly affect the values of the Fund’s investments in issuers in the banking industry. More generally, market events and conditions, monetary policy and other related factors can impact issuers in the banking industry in similar ways, which can result in increased volatility in the value of the Fund’s portfolio, and the possibility that many of the Fund’s holdings may lose value simultaneously.

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Derivatives Risks. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

The derivative instruments and techniques that the Fund may principally use include:

o
Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

o
Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

o
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation and leverage risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.

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Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

•	Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

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Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and has begun to raise rates. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk. The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.

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Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

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Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

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General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

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High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.

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Illiquid Securities Risks. The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

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Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

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Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.

•	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

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Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.

Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.

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Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, the Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and the Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.

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Portfolio Turnover Risk. Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and may result in higher taxes when Fund shares are held in a taxable account. Increased transaction costs could detract from the Fund’s performance.

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Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

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Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

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Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.

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Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.

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Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

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RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

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Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.

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Short Sales Risks. The Fund may make short sales of securities, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales involve the risk that losses may exceed the amount invested and may be unlimited.

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Structured Products Risks. The CLOs and other CDOs in which the Fund may invest are structured products. Holders of structured products bear risks of the underlying assets and are subject to issuer repayment or counterparty risk. Certain structured products may be thinly traded or have a limited trading market and as a result may be characterized by the Fund as illiquid securities.

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Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.

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Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.

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U.S. Government Securities Risks. U.S. Government securities are not guaranteed against price movement and may decrease in value. Some U.S. Government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Class shares of the Fund from year to year. The table below shows how the Fund’s Class A, Class C, and Institutional Class average annual total returns compare over time to those of a broad-based securities market index and a secondary index. No performance information for Class T shares is provided because Class T shares have not been in operation for a full calendar year. Although Class T and Class A shares will have similar annual returns because they have the same total annual fund operating expenses, average annual total returns for Class T shares will be lower than those shown in the table below for Class A shares because Class T shares generally have a higher initial sales charge than Class A shares.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Institutional Class Shares (year ended December 31 st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of March 31, 2018 for the Fund’s Institutional Class shares was 0.63%.  During the periods shown in the chart, the highest quarterly return was 3.29% (for the quarter ended September 30, 2016) and the lowest quarterly return was -7.11% (for the quarter ended March 31, 2016).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Caption	rr_AverageAnnualReturnCaption	Angel Oak Flexible Income Fund Average Annual Total Returns For the period ended December 31, 2017
Angel Oak Financials Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_ExchangeFeeOverRedemption	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,823
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	337
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,823
Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Class A | Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Class A | Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares or $250,000 in Class T shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are estimated for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 361
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,844
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	361
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	962
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,844
Angel Oak Financials Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_ExchangeFeeOverRedemption	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Fund charges this fee on Class C shares redeemed within one year of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,442
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	642
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,120
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,442
Label	rr_AverageAnnualReturnLabel	Class C – Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Financials Income Fund | Class C | Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Financials Income Fund | Class C | Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Aggregate Finance Total Return Value Unhedged USD (reflects no deduction for fees, expenses, and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2015
Angel Oak Financials Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of amount redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,341
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	89
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	593
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,341
Annual Return 2015	rr_AnnualReturn2015	3.55%
Annual Return 2016	rr_AnnualReturn2016	(0.34%)
Annual Return 2017	rr_AnnualReturn2017	5.88%
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 2014
Angel Oak Financials Income Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.81%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.96%	[5]
Angel Oak Financials Income Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.35%	[5]

[1]	There is no initial sales charge on purchases of Class A shares of $1 million or more, however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.
[2]	Angel Oak Capital Advisors, LLC (the "Adviser") has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.85% of the Fund's average daily net assets (the "Expense Limit") through May 31, 2019. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days' written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[3]	"Other Expenses" and "Acquired Fund Fees and Expenses" for Class T shares are estimated for the current fiscal year.
[4]	The Fund charges this fee on Class C shares redeemed within one year of purchase.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class only, and after-tax returns for other classes will vary.